Intangible Assets, Net	12 Months Ended
Jun. 30, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

NOTE 3 - INTANGIBLE ASSETS, NET

Intangible assets consisted of the following at:

	June 30, 2016	June 30, 2015
Transformations exercise fitness program	$62,500	$62,500
Trademark and patent	8,277	4,396
Computer software	5,584	—
Total, cost	76,361	66,896
Accumulated amortization	(60,052)	(14,632)
Intangible assets, net	$16,309	$52,264

Amortization expense for the twelve months ended June 30, 2016 and 2015 was $48,089 and $14,632, respectively.